Summary of significant accounting policies	6 Months Ended
Jun. 30, 2020
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these interim financial statements are set out in the Company’s financial statements as of December 31, 2019, which can be found in its Annual Report on Form 20-F that was filed with the U.S. Securities and Exchange Commission. These policies have been applied to all financial periods presented.

Government grants

Government grants in connection with government assistance to help businesses to mitigate adverse impacts from the COVID-19 global pandemic are recognised in profit or loss on a systematic basis over the periods in which the entity recognises as expenses the related costs for which the grants are intended to compensate, provided that the entity complies with the conditions for the funding.

Short-term investments

In the first quarter of 2020, we amended our classification of short-term investments included in current financial assets. Before the amendment, those short-term investments have been classified in the category at fair value through OCI (FVOCI). For further information, see Note 1.